Cover	Dec. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2022
Entity File Number	001-40089
Entity Registrant Name	Novo Integrated Sciences, Inc.
Entity Central Index Key	0001138978
Entity Tax Identification Number	59-3691650
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11120 NE 2nd Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	(206)
Local Phone Number	617-9797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false